Investment Objectives and Goals	Apr. 23, 2026
E*TRADE No Fee Large Cap Index Fund | E*TRADE No Fee Large Cap Index Fund
Prospectus [Line Items]
Risk/Return [Heading]	E*TRADE No Fee Large Cap Index Fund
E*TRADE No Fee Total Market Index Fund | E*TRADE No Fee Total Market Index Fund
Prospectus [Line Items]
Risk/Return [Heading]	E*TRADE No Fee Total Market Index Fund
E*TRADE No Fee International Index Fund | E*TRADE No Fee International Index Fund
Prospectus [Line Items]
Risk/Return [Heading]	E*TRADE No Fee International Index Fund